Note 11. Long-Term Debt (Detail) - Long-Term Debt: (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Oct. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Oct. 31, 2011
Total long-term debt	Dec. 31, 2013
Total long-term debt	Dec. 31, 2015
Total long-term debt	$ 43,331	$ 43,331	$ 44,330
Current portion of long-term debt	(4,190)	(4,190)	(4,156)	(4,156)
Long-term debt	$ 39,141	$ 39,141	$ 40,174	$ 40,174